Employee benefit plans	6 Months Ended
Sep. 30, 2018
Employee Benefit Plans [Abstract]
Employee benefit plans

12. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans of Japanese entities’ includes the following components.

	Millions of yen
	Six months ended September 30
	2017	2018
Service cost	¥5,018	¥5,429
Interest cost	1,129	1,090
Expected return on plan assets	(3,033)	(3,034)
Amortization of net actuarial losses	2,003	1,915
Amortization of prior service cost	(530)	(530)

Net periodic benefit cost	¥4,587	¥4,870

	Millions of yen
	Three months ended September 30
	2017	2018
Service cost	¥2,393	¥2,702
Interest cost	564	545
Expected return on plan assets	(1,517)	(1,517)
Amortization of net actuarial losses	1,001	957
Amortization of prior service cost	(265)	(265)

Net periodic benefit cost	¥2,176	¥2,422

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.